SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               RULE 24f-2 NOTICE

                                     UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                              RSI Retirement Trust



                              RSI Retirement Trust
                  317 Madison Avenue, New York, New York 10017




                                File No. 2-95074




                     Name and Address of Agent for Service:

                               Stephen P. Pollak
                Executive Vice President, Counsel and Secretary
                              RSI Retirement Trust
                               317 Madison Avenue
                            New York, New York 10017

(i) This Rule 24f-2 Notice is filed on behalf of Registrant for the fiscal year ended September 30, 1995.

(ii) The number of units of beneficial interest of Registrant which had been registered under the Securities Act of 1933, other than pursuant to Section 270.24f-2 of the Regulations under the Investment Company Act of 1940, but which remain unsold at the beginning of such fiscal year, is 12,633,674.

(iii) The number of units of beneficial interest of Registrant registered during such fiscal year, other than pursuant to Section 270.24f-2 of the Regulations under the Investment Company Act of 1940, is 1,221,530.

(iv) The number of units of beneficial interest of Registrant sold during such fiscal year is 3,063,731.

(v) The number of units of beneficial interest of Registrant sold during such fiscal year, in reliance upon registration pursuant to Section 270.24f-2 of the Regulations under the Investment Company Act of 1940, is 3,063,731.*

Dated this 27th day of November 1995.



/s/Stephen P. Pollak
Stephen P. Pollak
Executive Vice President, Counsel
and Secretary



* Calculation of fee on next page


Calculation of fee pursuant to Rule 24f-2(c) under the Investment Company Act of 1940:

Actual aggregate sale price for
which securities specified in
item (v) above (3,063,731 units)
were sold                                                        $91,722,398

Reduced by:

(1)  the actual aggregate redemption
price of securities of Registrant
redeemed during fiscal year ended
September 30, 1995 (3,862,350 units), and         $108,767,059

(2)  the actual aggregate redemption
price of such redeemed securities
previously applied by Registrant
pursuant to Section 24e-2(a) in filings
pursuant to Section 24(e)(1) of the
Investment Company Act of 1940                    -0-             $108,767,059

Net Subscriptions (Redemptions)                   $(17,044,661)

Fee at 1/29 of 1% (as specified in
Section 6(b) of the Securities Act of
1933) of net sales:                               $-0-

           [LETTERHEAD OF SHEREFF, FRIEDMAN, HOFFMAN & GOODMAN, LLP]


                                             November 27, 1995

RSI Retirement Trust
317 Madison Avenue
New York, New York  10017

Dear Sirs:

     RSI Retirement Trust, a New York common law trust (the "Trust"), is filing with the Securities and Exchange Commission a Rule 24f-2 notice containing the information specified in paragraph (b)(1) of Rule 24f-2 under the Investment Company Act of 1940 (the "Rule"). We understand that the Trust has previously filed a registration statement on Form N-1A under the Securities Act of 1933 (File No. 2-95074), adopting the declaration authorized by paragraph (a)(1) of the Rule to the effect that an indefinite number of shares of beneficial interest of the Trust (the "Shares"), was being registered by such registration statement. We also understand that the Trust has registered a definite number of shares of beneficial interest pursuant to Rule 24e-2 under the Investment Company Act of 1940 (the "1940 Act"). The effect of the Rule 24f-2 Notice, when accompanied by this opinion and by the filing fee, if any, payable as prescribed by paragraph (c) of the Rule, will be to make definite in number the number of Shares sold by the Trust during the fiscal year ended September 30, 1995 in reliance upon the Rule (the "Rule 24f-2 Shares").

     We have provided legal services to the Trust when requested to do so by the Trust with respect to specific matters since April, 1993. Our response to the Trust's request is based entirely upon the knowledge of the affairs of the Trust that we have gained from providing such limited services. It should also be noted that we would not ordinarily be familiar with or aware of any liability which is not reflected or comprehended in the documents of the Trust that we have reviewed or prepared in connection with providing these services or which is not otherwise brought to our attention by representatives of the Trust. We have also reviewed the form of the Rule 24f-2 Notice being filed by the Trust.

     The Trust has advised us that the Rule 24f-2 Shares were sold in the manner contemplated by the prospectus of the Trust current at the time of sale, and that the Rule 24f-2 Shares were sold for a consideration not less than the net asset value thereof as required by the 1940 Act.

     Based upon the foregoing, it is our opinion that:

     1. The Trust has been duly organized and is legally existing under the laws of the State of New York.

     2.   The Trust is authorized to issue an unlimited number of Shares.

     3. The Rule 24f-2 Shares were legally issued and are fully paid and non-assessable.

     We hereby consent to the filing of this opinion with the Securities and Exchange Commission together with the Rule 24f-2 Notice of the Trust, and to the filing of this opinion under the securities laws of any state.

                                             Very truly yours,

                                   /s/Shereff, Friedman, Hoffman & Goodman, LLP
                                   Shereff, Friedman, Hoffman & Goodman, LLP

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